AMERICAN
                               AADVANTAGE FUNDS(R)

--------------------------------[LOGO OF EAGLE]---------------------------------

                                  ANNUAL REPORT
                                DECEMBER 31, 2002

                   [GRAPHIC OF AMERICAN AADVANTAGE FUNDS](R)

                                                           MONEY MARKET FUNDS

                                                            MONEY MARKET FUND
                                            U.S. GOVERNMENT MONEY MARKET FUND
                                                  MUNICIPAL MONEY MARKET FUND

                           MANAGED BY AMR INVESTMENTS

ABOUT AMR INVESTMENTS
---------------------

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc.

Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

CONTENTS
----------------------------------------------------------------------

President's Message ...............................                  1

Financial highlights

  Money Market Fund ...............................                 14

  U.S. Government
  Money Market Fund ...............................                 16

  Municipal
  Money Market Fund ...............................                 18

Schedule of Investments

  Money Market Portfolio ..........................                 21

  U.S. Government
  Money Market Portfolio ..........................                 24

  Municipal
  Money Market Portfolio ..........................                 25

Additional Information ............................  Inside Back Cover

American AAdvantage Funds                                      December 31, 2002

                                                     [PHOTO OF WILLIAM F. QUINN]

FELLOW SHAREHOLDERS:

     I am pleased to present you with the Annual Report for the American AAdvantage Funds for the twelve-month period ended December 31, 2002. This has been a difficult time for investors. We experienced a third consecutive year of stock market losses, something that had not happened since World War II. Investors encountered languishing corporate profits, well-publicized corporate scandals, worsening unemployment statistics, and a potential war with Iraq. The year ended with the Fed Funds rate at an all time low of 1.25%.

     The Money Market Fund-Cash Management Class returned 1.73% for the year, outperforming the Lipper Institutional Money Market Average return of 1.49%. The U.S. Government Money Market Fund-Cash Management Class outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 1.67% versus 1.46% for the Average.

     The Fed Funds rate was lowered in November by 50 basis points, which provided a slight boost to markets at year-end. It appears that the Federal Reserve is in no hurry to raise rates. Thus, we will continue to closely monitor the Federal Reserve for signs of changing interest rates and structure the Funds accordingly.

     We value the trust you have placed in the American AAdvantage Funds. I would like to emphasize that we are committed to do everything possible to continue to earn this trust by positioning the Funds to achieve their investment objectives in a sound and prudent manner.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Funds.

                                                   Sincerely,

                                                   /s/ William F. Quinn

                                                   William F. Quinn
                                                   President
                                                   American AAdvantage Funds

ECONOMIC OVERVIEW
================================================================================

     As 2002 began, the Federal Reserve (the "Fed") had just concluded its most aggressive reduction of the overnight rate in history. As the economy showed signs of recovery during the first quarter, investors anticipated some tightening by the Fed. However, as business spending remained sluggish, Fed policy makers chose to leave the 1.75% rate unchanged for much of the year in an attempt to avoid a "double dip" recession. Economic recovery was also hampered by corporate malfeasance and geopolitical risks. In response to the malaise hanging over the economy, President Bush initiated changes to his economic team and introduced a stimulus package that included aggressive tax cuts.
     Consumers remained resilient throughout the year, as the low interest rate environment spurred further home and auto buying as well as mortgage refinancing. The capital spending sector of the economy remained stagnant, as businesses were hesitant to purchase new plants and equipment. This resulted in little or no new hiring, as evidenced by a rise in unemployment to 6.0% in December, matching an eight-year high. Other data continued to display a mixed picture at best. The holiday shopping season proved to be the worst in decades for retailers. It will take heavy post-holiday discounting to clear inventories, while decreasing profitability. Indeed, we believe it will be difficult for the recovery to gain much traction until these market indicators improve.
     The year ended with many uncertainties around the world that need to be resolved before we see investor confidence restored. A potential war with Iraq remains a real possibility, despite the efforts of United Nations weapons inspectors. Additionally, a strike in Venezuela continues in protest against President Hugo Chavez. The latest instability in North Korea has also added to global uncertainties. These events undoubtedly can have a significant impact on the U.S market, with oil prices already soaring to new highs.
     Credit concerns remain at the forefront of portfolio analysis. The debt market was forced to weather the worst year for bankruptcies in history; downgrades far outweighed upgrades. Near year-end, the Fed lowered the Fed Funds rate by 0.50% in an effort to stimulate additional consumer spending.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET FUND(R)
================================================================================

     The Money Market Fund adopted a neutral stance at the beginning of the year as potential rate hikes loomed on the horizon. It soon became evident that the economy was not recovering as expected, and a stable interest rate environment was a more likely scenario. The Fund's weighted-average maturity was then extended out near 60 days by purchasing longer, fixed-rate products, primarily six-month asset-backed commercial paper. This strategy enabled the Fund to lock in higher rates, and in doing so, outperform its benchmark when the Fed lowered the overnight rate by 50 basis points at their November meeting.
     For the twelve months ended December 31, 2002, the total return of the Cash Management Class(3) of the American AAdvantage Money Market Fund was 1.73%. The Fund outperformed the Lipper Institutional Money Market Average return of 1.49% by 24 basis points. Lipper Analytical Services ranked the Institutional Class of the Fund 73rd among 262, 36th among 166, and 8th among 65 Institutional Money Market Funds for the one-year, five-years and ten-years ended December 31, 2002, respectively.

           CASH MANAGEMENT CLASS TOTAL RETURNS AS OF DECEMBER 31, 2002

                 [CHART OF CASH MANAGEMENT CLASS TOTAL RETURNS]

                      American AAdvantage Money                  Lipper Institutional Money
Years                       Market Fund                              Market Fund Average
1 Year                         1.73%                                        1.49%
3 Years*                       4.09%                                        3.85%
5 Years*                       4.60%                                        4.38%
10 Years*                      4.77%                                        4.57%

                                   [END CHART]

* Annualized

                                                 ANNUALIZED TOTAL RETURNS
                                        =========================================
                                                     AS OF 12/31/02
                                        -----------------------------------------
                                        1 YEAR          5 YEARS          10 YEARS
                                        ------          -------          --------
Cash Management Class (1,3)........      1.73%           4.60%             4.77%
Institutional Class (1)............      1.67%           4.59%             4.76%
PlanAhead Class (1,2)..............      1.37%           4.28%             4.48%
Platinum Class (1,2)...............      0.98%           3.86%             4.24%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.
2 Fund performance represents the total returns achieved by the Institutional Class from 9/1/87 up to 8/1/94, the inception date of the PlanAhead Class, and up to 11/8/95, the inception date of the Platinum Class, and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 9/1/87.
3 Fund performance represents the total returns achieved by the Institutional Class from 9/1/87 up to 12/1/01, the inception date of the Cash Management Class and the returns of the Cash Management Class since its inception. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than they would have been had the Cash Management Class been in place since 9/1/87.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2002

                                   CASH
                                MANAGEMENT     INSTITUTIONAL     PLANAHEAD     PLATINUM
                                   CLASS           CLASS           CLASS         CLASS
                                ----------     -------------     ---------     --------
7-day Current Yield*               1.27%            1.23%           0.98%         0.53%
7-day Effective Yield*             1.28%            1.24%           0.99%         0.53%
30-day Yield*                      1.30%            1.27%           1.02%         0.56%
Weighted Average Maturity        37 Days          37 Days         37 Days       37 Days
Moody's Rating                       Aaa              Aaa             N/A           N/A

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2002

American Honda Finance Corporation                                      6.2%
General Electric Capital Corporation                                    5.7%
General Electric Capital Assurance Company                              5.5%
Goldman Sachs Group, LP                                                 5.5%
Edison Asset Securitization                                             5.4%
National City Bank                                                      5.4%
Metropolitan Life Insurance Company                                     4.6%
Stellar Funding Group, Incorporated                                     4.3%
Bank One, NA                                                            4.3%
Long Lane Master Trust IV                                               3.8%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND(SM)
================================================================================

     With the market signaling an interest rate increase at the June Fed meeting, the U.S. Government Money Market Fund maintained a neutral weighted-average maturity early in the year. However, the economic recovery did not materialize as expected, and it became evident that the Fed would maintain a stable interest rate environment. The weighted-average maturity of the Fund was extended beyond 45 days for the remainder of the year through purchases of longer, fixed-rate notes enabling the Fund to lock in higher yields. This strategy worked well, as the Fed lowered the Fed Funds rate in November.
     For the twelve months ended December 31, 2002, the total return of the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was 1.67%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 1.46% by 21 basis points. Lipper Analytical Services ranked the Cash Management Class of the Fund 27th among 136, 10th among 86, and 11th among 41 Institutional U.S. Government Money Market Funds for the one-year, five-years and ten-years ended December 31, 2002, respectively.

           CASH MANAGEMENT CLASS TOTAL RETURNS AS OF DECEMBER 31, 2002

                 [CHART OF CASH MANAGEMENT CLASS TOTAL RETURNS]

                      American AAdvantage Money                  Lipper Institutional Money
                          U.S. Government                              U.S. Government
Years                       Market Fund                              Market Fund Average
1 Year                         1.67%                                        1.46%
3 Years*                       4.01%                                        3.77%
5 Years*                       4.49%                                        4.28%
10 Years*                      4.59%                                        4.45%

                                   [END CHART]

* Annualized

                                                ANNUALIZED TOTAL RETURNS
                                        =========================================
                                                     AS OF 12/31/02
                                        -----------------------------------------
                                        1 YEAR          5 YEARS          10 YEARS
                                        ------          -------          --------
Cash Management Class (1,3)....          1.67%           4.49%             4.59%
PlanAhead Class (1,2)..........          1.30%           4.13%             4.29%
Platinum Class (1,2)...........          0.90%           3.71%             4.04%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage U.S. Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 Fund performance represents the total returns achieved by the Cash Management Class from 3/2/92 up to 8/1/94, the inception date of the PlanAhead Class, and up to 11/8/95, the inception date of the Platinum Class, and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Cash Management Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in existence since 3/2/92.

3 Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2002

                                   CASH
                                MANAGEMENT     PLANAHEAD     PLATINUM
                                   CLASS         CLASS         CLASS
                                ----------     ---------     --------
7-day Current Yield*                1.21%         0.83%         0.45%
7-day Effective Yield*              1.22%         0.83%         0.45%
30-day Yield*                       1.21%         0.81%         0.45%
Weighted Average Maturity         41 Days       41 Days       41 Days
Moody's Rating                        Aaa           N/A           N/A

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND(SM)
================================================================================

     The Municipal Money Market Fund targeted a neutral weighted-average maturity early in the year in anticipation of a potential interest rate hike. However, the economic recovery did not materialize as expected and a stable interest rate environment became a more likely scenario. The average maturity was then extended through the purchase of fixed-rate notes and commercial paper enhanced by either a bank letter of credit or bond insurance. The fixed-rate note purchases enabled the Fund to lock in higher yields, which benefited the Fund when the Fed lowered the Fed Funds rate by 50 basis points at their November meeting.
     For the twelve months ended December 31, 2002, the total return of the Institutional Class of the American AAdvantage Municipal Money Market Fund was 1.21%. The Fund outperformed the Lipper Institutional Tax-Exempt Money Market Average return of 1.15% by 6 basis points.

            INSTITUTIONAL CLASS TOTAL RETURNS AS OF DECEMBER 31, 2002

                  [CHART OF INSTITUTIONAL CLASS TOTAL RETURNS]

                    American AAdvantage Municipal        Lipper Institutional Tax-Exempt
Years                    Money Market Fund                  Money Market Fund Average
1 Year                         1.21%                                  1.15%
3 Years*                       2.55%                                  2.50%
5 Years*                       2.80%                                  2.73%
10 Years*                      3.05%                                  2.95%

                                   [END CHART]

* Annualized

                                               ANNUALIZED TOTAL RETURNS
                                        =========================================
                                                     AS OF 12/31/02
                                        -----------------------------------------
                                                                          SINCE
                                        1 YEAR          5 YEARS           INCEP.
                                        ------          -------           ------
Institutional Class (1)..........        1.21%           2.80%             3.05%
PlanAhead Class (1,2)............        0.93%           2.52%             2.77%
Platinum Class (1,2).............        0.51%           2.10%             2.49%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage Municipal Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 Fund performance represents the total returns achieved by the Institutional Class from 11/10/93 up to 8/1/94, the inception date of the PlanAhead Class, and up to 11/8/95, the inception date of the Platinum Class, and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 11/10/93.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2002

                            INSTITUTIONAL     PLANAHEAD      PLATINUM
                                CLASS           CLASS          CLASS
                            -------------     ---------      --------
7-day Current Yield*             1.27%           0.99%          0.59%
7-day Effective Yield*           1.28%           1.00%          0.60%
30 day Yield*                    1.01%           0.73%          0.33%
Weighted Average Maturity      19 Days         19 Days        19 Days

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2002

Brazos Harbor Industrial Development Corporation                        6.2%
State of Texas Tax and Revenue                                          5.4%
Finance Authority of Maine                                              5.4%
Alachua County, Florida Housing Financial Authority                     4.4%
Claremore Industrial and Redevelopment Authority                        4.2%
Florida Municipal Power Agency Commercial Paper Notes                   3.9%
Mansfield, Texas Industrial Development Corporation                     3.7%
Gilliam County, Oregon Solid Waste Disposal Rev Bonds                   3.6%
Michigan Strategic Fund                                                 3.6%
Michigan Higher Education Student Loan Authority                        3.3%

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Money Market Fund
American AAdvantage U.S. Government Money Market Fund
American AAdvantage Municipal Money Market Fund

We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Fund, the American AAdvantage U.S. Government Money Market Fund, and the American AAdvantage Municipal Money Market Fund, (collectively, "the Funds") (separate funds comprising the American AAdvantage Funds) as of December 31, 2002, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at December 31, 2002, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Dallas, Texas
February 14, 2003

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002
================================================================================

                                                                                               U.S. GOVERNMENT          MUNICIPAL
                                                                           MONEY MARKET          MONEY MARKET          MONEY MARKET
                                                                           ============        ===============         ============
                                                                                          (IN THOUSANDS, EXCEPT SHARE
                                                                                              AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value.................................     $   1,551,320         $     333,529         $     79,659
    Receivable for fund shares sold...................................               199                     -                    -
    Receivable for expense reimbursement..............................                71                    20                    7
                                                                           -------------         -------------         ------------
        TOTAL ASSETS..................................................         1,551,590               333,549               79,666
                                                                           -------------         -------------         ------------
LIABILITIES:
    Dividends payable.................................................               168                   124                    1
    Administrative services fees payable
      (Note 2)........................................................               574                    85                   40
    Distribution fees payable.........................................               198                    24                   15
    Other liabilities.................................................               312                    57                    1
                                                                           -------------         -------------         ------------
        TOTAL LIABILITIES.............................................             1,252                   290                   57
                                                                           -------------         -------------         ------------
NET ASSETS............................................................     $   1,550,338         $     333,259         $     79,609
                                                                           =============         =============         ============
ANALYSIS OF NET ASSETS:
    Paid-in-capital...................................................         1,550,338               333,259               79,609
                                                                           -------------         -------------         ------------
NET ASSETS............................................................     $   1,550,338         $     333,259         $     79,609
                                                                           =============         =============         ============
Shares outstanding (no par value):
    Cash Management Class.............................................         6,641,479            38,310,404                  N/A
                                                                           =============         =============         ============
    Institutional Class...............................................       474,923,188                   N/A            1,131,031
                                                                           =============         =============         ============
    PlanAhead Class...................................................       155,534,752           175,114,790            7,345,751
                                                                           =============         =============         ============
    Platinum Class....................................................       913,240,937           119,833,391           71,131,882
                                                                           =============         =============         ============
Net asset value per share, offering and redemption price per share:
    Cash Management Class.............................................     $        1.00         $        1.00                  N/A
                                                                           =============         =============         ============
    Institutional Class...............................................     $        1.00                   N/A         $       1.00
                                                                           =============         =============         ============
    PlanAhead Class...................................................     $        1.00         $        1.00         $       1.00
                                                                           =============         =============         ============
    Platinum Class....................................................     $        1.00         $        1.00         $       1.00
                                                                           =============         =============         ============

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002
================================================================================

                                                                                               U.S. GOVERNMENT          MUNICIPAL
                                                                           MONEY MARKET          MONEY MARKET          MONEY MARKET
                                                                           ============        ===============         ============
                                                                                                (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest income...................................................       $ 33,819              $  5,841              $  1,311
    Portfolio expenses................................................         (1,904)                 (386)                 (105)
                                                                             --------              --------              --------
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO................         31,915                 5,455                 1,206
                                                                             --------              --------              --------
FUND EXPENSES:
    Administrative service fees (Note 2):
      Cash Management Class...........................................             33                    29                     -
      Institutional Class.............................................            597                     -                     1
      PlanAhead Class.................................................            167                   129                     7
      Platinum Class..................................................          5,428                   823                   450
    Transfer agent fees:
      Cash Management Class...........................................             12                    11                     -
      Institutional Class.............................................            107                     -                     -
      PlanAhead Class.................................................            111                    69                     2
      Platinum Class .................................................             42                     6                     4
    Professional fees.................................................             43                     8                     2
    Registration fees and expenses ...................................             90                    39                    38
    Distribution fees - Platinum Class (Note 2).......................          2,397                   363                   199
    Service Fees - PlanAhead Class (Note 2)...........................            419                   324                    16
    Other expenses....................................................            148                    54                    16
                                                                             --------              --------              --------
        TOTAL FUND EXPENSES...........................................          9,594                 1,855                   735
                                                                             --------              --------              --------
LESS REIMBURSEMENT OF EXPENSES (NOTE 2)...............................            158                    55                    15
                                                                             --------              --------              --------
        NET FUND EXPENSES.............................................          9,436                 1,800                   720
                                                                             --------              --------              --------
NET INVESTMENT INCOME.................................................         22,479                 3,655                   486
                                                                             --------              --------              --------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
    Net realized gain on investments..................................             11                    26                     -
                                                                             --------              --------              --------
        NET GAIN ON INVESTMENTS.......................................             11                    26                     -
                                                                             --------              --------              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................       $ 22,490              $  3,681              $    486
                                                                             ========              ========              ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               U.S. GOVERNMENT                   MUNICIPAL
                                                    MONEY MARKET                 MONEY MARKET                   MONEY MARKET
                                             ==========================    =========================     =========================
                                                     YEAR ENDED                   YEAR ENDED                     YEAR ENDED
                                                    DECEMBER 31,                 DECEMBER 31,                   DECEMBER 31,
                                             ==========================    =========================     =========================
                                                2002           2001           2002           2001           2002           2001
                                             ----------     -----------    ----------     ----------     ----------     ----------
                                                                                 (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income.................  $    22,479     $    70,305    $    3,655     $    7,406     $      486     $    1,516
    Net realized gain on investments......           11             259            26             57              -              -
                                            -----------     -----------    ----------     ----------     ----------     ----------
        NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS.......       22,490          70,564         3,681          7,463            486          1,516
                                            -----------     -----------    ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income:
      Cash Management Class...............         (847)             (5)         (763)        (1,745)             -              -
      Institutional Class.................      (10,046)        (33,730)            -              -             (9)           (20)
      PlanAhead Class.....................       (2,284)         (8,031)       (1,617)        (2,834)           (61)           (99)
      Platinum Class......................       (9,305)        (28,539)       (1,275)        (2,827)          (416)        (1,397)
    Net realized gain on investments:
      Cash Management Class...............           (1)              -            (4)           (15)             -              -
      Institutional Class.................           (1)           (113)            -              -              -              -
      PlanAhead Class.....................           --             (28)          (10)           (20)                            -
      Platinum Class......................           (9)           (118)          (12)           (22)             -              -
                                            -----------     -----------    ----------     ----------     ----------     ----------
        DISTRIBUTIONS TO SHAREHOLDERS:....      (22,493)        (70,564)       (3,681)        (7,463)          (486)        (1,516)
                                            -----------     -----------    ----------     ----------     ----------     ----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares.........    6,690,114       7,934,415       833,690        853,986        168,645        104,704
    Reinvestment of dividends
      and distributions...................       20,382          59,077         1,710          3,918            484          1,516
    Cost of shares redeemed...............   (7,013,224)     (8,126,531)     (760,047)      (781,041)      (153,415)      (137,881)
                                            -----------     -----------    ----------     ----------     ----------     ----------
        NET INCREASE (DECREASE) IN
          NET ASSETS FROM CAPITAL SHARE
          TRANSACTIONS....................     (302,728)       (133,039)       75,353         76,863         15,714        (31,661)
                                            -----------     -----------    ----------     ----------     ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS.....     (302,731)       (133,039)       75,353         76,863         15,714        (31,661)
NET ASSETS:
    Beginning of period...................    1,853,069       1,986,108       257,906        181,043         63,895         95,556
                                            -----------     -----------    ----------     ----------     ----------     ----------
    END OF PERIOD.........................  $ 1,550,338     $ 1,853,069    $  333,259     $  257,906     $   79,609     $   63,895
                                            ===========     ===========    ==========     ==========     ==========     ==========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2002
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market, American AAdvantage U.S. Government Money Market and American AAdvantage Municipal Money Market Funds (each a "Fund" and collectively, the "Funds").

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

AMERICAN AADVANTAGE:               -->  INVESTS ASSETS IN  -->   AMR INVESTMENT SERVICES TRUST:
--------------------                                             ------------------------------
Money Market Fund                                                Money Market Portfolio
U.S. Government Money Market Fund                                U.S. Government Money Market Portfolio
Municipal Money Market Fund                                      Municipal Money Market Portfolio

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (21.44%, 70.87% and 71.05% at December 31, 2002 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than accounting principles generally accepted in the United States.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2002
================================================================================

well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     100% of dividends paid by the Municipal Money Market Fund were "exempt-interest dividends" which are free of any regular federal income tax. Approximately 19% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of ..10% of the net assets of each of the Institutional, PlanAhead and Platinum Classes of the Funds.

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Classes of the Funds. As compensation for providing administrative services, the Manager receives an annual fee of .55% of the average daily net assets of each of the Platinum Classes of the Funds. Prior to 11/1/02, the Platinum Classes of the Funds paid an annualized fee of .45% to the Manager.

     A separate Administrative Services Plan has been adopted for the Cash Management Classes of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of .07% of the average daily net assets of each of the Cash Management Classes of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2002
================================================================================

  Distribution Plan

     The Trust, except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Classes of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each of the Platinum Classes. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the year ended December 31, 2002, the Manager waived distribution fees totaling $144,931, $34,792 and $15,411 for the Platinum Class of the Money Market, U.S. Government Money Market and Municipal Money Market Funds, respectively.

  Reimbursement of Expenses

     The Manager has contractually agreed to reimburse each Cash Management Class Fund for other expenses through December 31, 2002 to the extent that total annual fund operating expenses exceed .19%. During the year ended December 31, 2002, the Manager waived other expenses totaling $12,584 and $20,161 for the Cash Management Class of the Money Market and U.S. Government Money Market Funds, respectively.

  Service Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives .25% based on the daily net assets of the PlanAhead Class.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2002, the cost of air transportation was not material to any of the Funds.

3.   SUBSEQUENT EVENT

     During the period January 1, 2003 through February 14, 2003, the Money Market Fund, the U.S. Government Money Market Fund and the Municipal Money Market Fund experienced net redemptions of approximately $921.9 million, $143.4 million and $66.1 million, respectively.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2002
================================================================================

4.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands). Each share is valued at $1.00:

Year Ended December 31, 2002
----------------------------

                                            CASH MANAGEMENT
MONEY MARKET FUND                                CLASS            INSTITUTIONAL CLASS       PLANAHEAD CLASS       PLATINUM CLASS
-----------------                           ---------------       -------------------       ---------------       --------------
Shares sold............................         722,000                4,884,795                426,319               657,000
Reinvestment of dividends..............             811                    8,095                  2,161                 9,315
Shares redeemed........................        (731,175)              (5,223,810)              (436,770)             (621,469)
                                               --------               ----------               --------              --------
Net increase (decrease) in shares
   outstanding.........................          (8,364)                (330,920)                (8,290)               44,846
                                               ========               ==========               ========              ========

                                            CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND                CLASS                                      PLANAHEAD CLASS       PLATINUM CLASS
---------------------------------           ---------------                                 ---------------       --------------
Shares sold............................         146,102                                         471,135               216,453
Reinvestment of dividends..............             372                                              51                 1,287
Shares redeemed........................        (174,466)                                       (375,005)             (210,576)
                                               --------                                        --------              --------
Net increase (decrease) in shares
   outstanding.........................         (27,992)                                         96,181                 7,164
                                               ========                                        ========              ========

MUNICIPAL MONEY MARKET FUND                                       INSTITUTIONAL CLASS       PLANAHEAD CLASS       PLATINUM CLASS
---------------------------                                       -------------------       ---------------       --------------
Shares sold............................                                    4,606                 10,081                 153,958
Reinvestment of dividends..............                                        7                     61                     416
Shares redeemed........................                                   (4,282)                (6,465)               (142,668)
                                                                      ----------               --------                --------
Net increase in shares outstanding.....                                      331                  3,677                  11,706
                                                                      ==========               ========                ========

Year Ended December 31, 2002
----------------------------

                                            CASH MANAGEMENT
MONEY MARKET FUND                                CLASS            INSTITUTIONAL CLASS       PLANAHEAD CLASS       PLATINUM CLASS
-----------------                           ---------------       -------------------       ---------------       --------------
Shares sold............................          20,001                7,309,748                 568,426              536,240
Reinvestment of dividends..............               5                   22,386                   8,029               28,657
Shares redeemed........................          (5,000)              (7,412,900)               (711,935)            (496,696)
                                               --------               ----------                --------             --------
Net increase (decrease) in shares
   outstanding.........................          15,006                  (80,766)               (135,480)              68,201
                                               ========               ==========                ========             ========

                                            CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND                CLASS                                      PLANAHEAD CLASS       PLATINUM CLASS
---------------------------------           ---------------                                 ---------------       --------------
Shares sold............................          330,357                                         411,695              111,934
Reinvestment of dividends..............              860                                             209                2,849
Shares redeemed........................         (301,308)                                       (398,764)             (80,969)
                                                --------                                        --------              -------
Net increase in shares outstanding.....           29,909                                          13,140               33,814
                                                ========                                        ========              =======

MUNICIPAL MONEY MARKET FUND                                       INSTITUTIONAL CLASS       PLANAHEAD CLASS       PLATINUM CLASS
---------------------------                                       -------------------       ---------------       --------------
Shares sold............................                                        -                   6,359               98,345
Reinvestment of dividends..............                                       20                      99                1,397
Shares redeemed........................                                        -                  (7,965)            (129,916)
                                                                      ----------                --------             --------
Net increase (decrease) in shares
   outstanding..........................                                      20                  (1,507)             (30,174)
                                                                      ==========                ========             ========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                 CASH MANAGEMENT CLASS                               INSTITUTIONAL CLASS
                               ==========================  =======================================================================
                                              ONE MONTH                                    TWO MONTHS
                                YEAR ENDED      ENDED          YEAR ENDED OCTOBER 31,         ENDED        YEAR ENDED OCTOBER 31,
                               DECEMBER 31,  DECEMBER 31,  ==============================  DECEMBER 31,    =======================
                                   2002        2001(B)       2002       2001       2000        1999           1999         1998
                               ------------  ------------  --------   --------   --------  ------------    ----------   ----------
Net asset value,
   beginning of period........    $  1.00     $  1.00      $   1.00   $   1.00   $   1.00   $     1.00     $     1.00   $     1.00
                                  -------     -------      --------   --------   --------   ----------     ----------   ----------
     Net investment income(A)        0.02           -          0.02       0.04       0.06         0.01           0.05         0.06
     Less dividends from net
        investment income.....      (0.02)          -         (0.02)     (0.04)     (0.06)       (0.01)         (0.05)       (0.06)
                                  -------     -------      --------   --------   --------   ----------     ----------   ----------
Net asset value,
   end of period..............    $  1.00     $  1.00      $   1.00   $   1.00   $   1.00   $     1.00     $     1.00   $     1.00
                                  =======     =======      ========   ========   ========   ==========     ==========   ==========
Total return..................       1.73%       0.19%(C)      1.67%      4.15%      6.45%        0.94%(C)       5.09%        5.63%
                                  =======     =======      ========   ========   ========   ==========     ==========   ==========
Ratios and supplemental data:
     Net assets, end of period
        (in thousands)........    $ 6,641     $15,006      $474,922   $805,843   $886,608   $1,978,123     $1,652,323   $1,241,999
     Ratios to average net
        assets (annualized)(A):
           Expenses...........       0.19%       0.19%         0.24%      0.25%      0.24%        0.23%          0.24%        0.23%
           Net investment
              income..........       1.73%       1.96%         1.68%      4.13%      6.17%        5.65%          4.99%        5.49%
           Decrease reflected
              in above expense
              ratio due to
              absorption of
              expenses by the
              Manager.......         0.03%          -             -          -          -            -              -            -

--------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) The Money Market Fund commenced sales of a fourth class of shares designated as "Cash Management Class" on December 1, 2001.

(C)     Not annualized.

--------------------------------------------------------------------------------

=====================================================================================
                                    PLANAHEAD CLASS
=====================================================================================
                                           TWO MONTHS
       YEAR ENDED OCTOBER 31,                 ENDED           YEAR ENDED OCTOBER 31,
====================================       DECEMBER 31,      ========================
  2002          2001          2000             1999             1999          1998
--------      --------      --------       ------------      ----------    ----------
$   1.00      $   1.00      $   1.00         $   1.00         $   1.00      $   1.00
--------      --------      --------         --------         --------      --------
    0.01          0.04          0.06             0.01             0.05          0.05

   (0.01)        (0.04)        (0.06)           (0.01)           (0.05)        (0.05)
--------      --------      --------         --------         --------      --------

$   1.00      $   1.00      $   1.00         $   1.00         $   1.00      $   1.00
========      ========      ========         ========         ========      ========

    1.37%         3.83%         6.14%            0.89%(C)         4.79%         5.31%
========      ========      ========         ========         ========      ========

$155,535      $163,825      $299,304         $262,748         $343,532      $288,759

    0.54%         0.55%         0.54%            0.55%            0.53%         0.53%

    1.36%         3.83%         5.95%            5.32%            4.69%         5.18%

       -             -             -                -                -             -

                                 PLATINUM CLASS
=====================================================================================
                                           TWO MONTHS
       YEAR ENDED OCTOBER 31,                 ENDED           YEAR ENDED OCTOBER 31,
====================================       DECEMBER 31,      ========================
  2002          2001          2000             1999             1999          1998
--------      --------      --------       ------------      ----------    ----------
$   1.00      $   1.00      $   1.00         $   1.00         $   1.00      $   1.00
--------      --------      --------         --------         --------      --------
    0.01          0.03          0.06             0.01             0.04          0.05

   (0.01)        (0.03)        (0.06)           (0.01)           (0.04)        (0.05)
--------      --------      --------         --------         --------      --------

$   1.00      $   1.00      $   1.00         $   1.00         $   1.00      $   1.00
========      ========      ========         ========         ========      ========

    0.98%         3.45%         5.69%            0.82%(C)         4.33%         4.89%
========      ========      ========         ========         ========      ========

$913,240      $868,395      $800,196         $866,041         $841,653      $744,226

    0.93%         0.93%         0.97%            1.00%            0.97%         0.94%

    0.97%         3.36%         5.54%            4.87%            4.24%         4.78%

       -          0.01%            -                -                -             -

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                  CASH MANAGEMENT CLASS
                                                    ===============================================================================
                                                                                           TWO MONTHS             YEAR ENDED
                                                          YEAR ENDED DECEMBER 31,             ENDED                OCTOBER 31,
                                                    ==================================     DECEMBER 31,     =======================
                                                      2002        2001(B)       2000           1999           1999          1998
                                                    --------    ---------     --------     ------------     ---------     ---------
Net asset value, beginning of period............    $  1.00      $  1.00       $  1.00       $  1.00         $  1.00       $  1.00
                                                    -------      -------       -------       -------         -------       -------
   Net investment income(A).....................       0.02         0.04          0.06          0.01            0.05          0.05
   Less dividends from net investment income....      (0.02)       (0.04)        (0.06)        (0.01)          (0.05)        (0.05)
                                                    -------      -------       -------       -------         -------       -------
Net asset value, end of period..................    $  1.00      $  1.00       $  1.00       $  1.00         $  1.00       $  1.00
                                                    =======      =======       =======       =======         =======       =======
Total return....................................       1.67%        4.09%(C)      6.31%         0.94%(D)        4.94%         5.47%
                                                    =======      =======       =======       =======         =======       =======
Ratios and supplemental data:
   Net assets, end of period (in thousands).....    $38,310      $66,302       $36,391       $37,385         $32,427       $39,004
   Ratios to average net assets
      (annualized)(A):
         Expenses...............................       0.19%        0.25%         0.26%         0.18%           0.19%         0.30%
         Net investment income..................       1.69%        3.74%         6.16%         5.60%           4.83%         5.34%
         Decrease reflected in above expense
            ratio due to absorption of expenses
            by the Manager......................       0.04%           -             -             -               -             -

--------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Prior to December 1, 2001, the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was known as the Institutional Class of the American AAdvantage U.S. Government Money Market Fund.

(C) Total return for the Cash Management Class for the period ended December 31, 2001 reflects Institutional Class returns from January 1, 2001 through November 30, 2001 and returns of the Cash Management Class from December 1, 2001 (commencement of operations) through December 31, 2001. Due to the different expense structures between the classes, total return would vary from the results shown had the Cash Management Class been in operation for the entire year.

(D)     Not annualized.

--------------------------------------------------------------------------------

===============================================================================
                              PLANAHEAD CLASS
===============================================================================
                                        TWO MONTHS            YEAR ENDED
      YEAR ENDED DECEMBER 31,             ENDED               OCTOBER 31,
==================================     DECEMBER 31,     =======================
  2002        2001(B)       2000           1999           1999          1998
--------    ---------     --------     ------------     ---------     ---------
$   1.00     $  1.00       $  1.00       $  1.00         $  1.00       $  1.00
--------     -------       -------       -------         -------       -------
    0.01        0.04          0.06          0.01            0.05          0.05
   (0.01)      (0.04)        (0.06)        (0.01)          (0.05)        (0.05)
--------     -------       -------       -------         -------       -------
$   1.00     $  1.00       $  1.00       $  1.00         $  1.00       $  1.00
========     =======       =======       =======         =======       =======
    1.30%       3.79%         5.95%         0.86%(D)        4.56%         5.13%
========     =======       =======       =======         =======       =======

$175,115     $78,934       $65,795       $59,560         $59,960       $99,869

    0.55%       0.55%         0.60%         0.64%           0.56%         0.57%
    1.25%       3.59%         5.81%         5.15%           4.45%         5.01%

       -           -             -             -               -             -

                                 PLATINUM CLASS
===============================================================================
                                         TWO MONTHS            YEAR ENDED
      YEAR ENDED DECEMBER 31,              ENDED               OCTOBER 31,
==================================     DECEMBER 31,     =======================
  2002        2001(B)       2000           1999           1999          1998
--------    ---------     --------     ------------     ---------     ---------
$   1.00     $   1.00      $  1.00       $  1.00         $  1.00       $  1.00
--------     -------       -------       -------         -------       -------
    0.01         0.03         0.05          0.01            0.04          0.05
   (0.01)       (0.03)       (0.05)        (0.01)          (0.04)        (0.05)
--------     -------       -------       -------         -------       -------
$   1.00     $   1.00      $  1.00       $  1.00         $  1.00       $  1.00
========     =======       =======       =======         =======       =======
    0.90%        3.37%        5.53%         0.80%(D)        4.09%         4.71%
========     =======       =======       =======         =======       =======

$119,833     $112,670      $78,857       $78,585         $84,385       $78,412

    0.95%        0.95%        1.00%         1.02%           1.01%         1.01%
    0.88%        3.20%        5.40%         4.77%           4.01%         4.62%

    0.03%           -            -             -              -           0.01%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                  INSTITUTIONAL CLASS
                                                    =============================================================================
                                                                                         TWO MONTHS             YEAR ENDED
                                                         YEAR ENDED DECEMBER 31,            ENDED               OCTOBER 31,
                                                    ================================     DECEMBER 31,     =======================
                                                      2002        2001        2000           1999           1999          1998
                                                    --------    -------     --------     ------------     ---------     ---------
Net asset value, beginning of period............     $ 1.00      $  1.00     $  1.00       $  1.00         $  1.00       $  1.00
                                                     ------      -------     -------       -------         -------       -------
   Net investment income(A).....................       0.01         0.03        0.04          0.01            0.03          0.03
   Less dividends from net investment income....      (0.01)       (0.03)      (0.04)        (0.01)          (0.03)        (0.03)
                                                     ------      -------     -------       -------         -------       -------
Net asset value, end of period..................     $ 1.00      $  1.00     $  1.00       $  1.00         $  1.00       $  1.00
                                                     ======      =======     =======       =======         =======       =======
Total return....................................       1.21%        2.52%       3.93%         0.58%(B)        2.92%         3.46%
                                                     ======      =======     =======       =======         =======       =======
Ratios and supplemental data:
   Net assets, end of period (in thousands).....     $1,131      $   799     $   799       $   750         $   745       $   847
   Ratios to average net assets
      (annualized)(A):
         Expenses...............................       0.30%        0.31%       0.31%         0.35%           0.39%         0.33%
         Net investment income..................       1.17%        2.49%       3.87%         3.49%           2.91%         3.35%
         Decrease reflected in above expense
            ratio due to absorption of expenses
            by the Manager......................          -            -            -            -               -             -

--------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B)     Not annualized.

--------------------------------------------------------------------------------

===============================================================================
                              PLANAHEAD CLASS
===============================================================================
                                        TWO MONTHS            YEAR ENDED
      YEAR ENDED DECEMBER 31,             ENDED               OCTOBER 31,
==================================     DECEMBER 31,     =======================
  2002         2001         2000           1999           1999          1998
--------     --------     --------     ------------     ---------     ---------
$  1.00       $  1.00      $  1.00       $   1.00        $  1.00       $  1.00
-------       -------      -------       --------        -------       -------
   0.01          0.02         0.04           0.01           0.03          0.03
  (0.01)        (0.02)       (0.04)         (0.01)         (0.03)        (0.03)
-------       -------      -------       --------        -------       -------
$  1.00       $  1.00      $  1.00       $   1.00        $  1.00       $  1.00
=======       =======      =======       ========        =======       =======
   0.93%         2.25%        3.61%          0.52%(B)       2.68%         3.17%
=======       =======      =======       ========        =======       =======

$ 7,346       $ 3,669      $ 5,175       $  7,479        $ 9,795       $13,474

   0.57%         0.58%        0.63%          0.73%          0.65%         0.64%
   0.94%         2.30%        3.48%          3.09%          2.61%         3.07%

      -             -            -              -              -             -

                               PLATINUM CLASS
===============================================================================
                                        TWO MONTHS            YEAR ENDED
      YEAR ENDED DECEMBER 31,             ENDED               OCTOBER 31,
==================================     DECEMBER 31,     =======================
  2002         2001         2000           1999           1999          1998
--------     --------     --------     ------------     ---------     ---------
$  1.00       $  1.00      $  1.00       $   1.00        $  1.00       $  1.00
-------       -------      -------       --------        -------       -------
     --          0.02         0.03           0.01           0.02          0.03
     --         (0.02)       (0.03)         (0.01)         (0.02)        (0.03)
-------       -------      -------       --------        -------       -------
$  1.00       $  1.00      $  1.00       $   1.00        $  1.00       $  1.00
=======       =======      =======       ========        =======       =======
   0.51%         1.82%        3.21%          0.47%(B)       2.27%         2.75%
=======       =======      =======       ========        =======       =======

$71,132       $59,427      $89,602       $ 76,076        $81,118       $87,852

   0.99%         1.00%        1.02%          1.05%          1.04%         1.04%
   0.52%         1.87%        3.17%          2.77%          2.24%         2.69%

   0.02%            -            -           0.03%          0.01%         0.03%

--------------------------------------------------------------------------------

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio

We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio, and the AMR Investment Services Municipal Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 2002, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AMR Investment Services Trust at December 31, 2002, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Dallas, Texas
February 14, 2003

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002
================================================================================

                                                                                                   PAR
                                                                                                  AMOUNT           VALUE
                                                                                               -----------      -----------
                                                                                                   (DOLLARS IN THOUSANDS)
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 18.96%
Bank of America Corporation, 1.75%, Due 2/4/2003.......................................        $    35,500      $    35,503
Bank One, NA,
  1.86%, Due 4/7/2003..................................................................             25,000           25,011
  1.95%, Due 4/24/2003.................................................................             45,000           45,022
  1.59%, Due 8/21/2003.................................................................             25,000           25,031
  1.49%, Due 9/17/2003.................................................................            213,000          213,201
Bank of New York, 1.87%, Due 10/20/2003................................................            100,000          100,062
Branch Banking & Trust Company, 2.67%, Due 2/10/2003  .................................            205,000          204,996
National City Bank,
  1.50%, Due 3/17/2003.................................................................             48,000           48,013
  1.88%, Due 4/17/2003.................................................................             20,000           20,007
  1.46%, Due 6/13/2003.................................................................             85,000           85,033
  1.42%, Due 11/14/2003................................................................             35,000           35,017
  1.37%, Due 12/9/2003.................................................................            200,000          199,981
Spintab-Swedmortgage AB, 1.40%, Due 2/12/2003..........................................             72,000           71,999
Suntrust Bank, NA,
  1.47%, Due 5/23/2003.................................................................             20,000           20,007
  1.51%, Due 9/5/2003..................................................................             11,100           11,111
US Bank, NA, 1.86%, Due 10/29/2003.....................................................             50,000           50,034
Wachovia Bank, NA,
  1.58%, Due 2/18/2003.................................................................             67,000           67,018
  1.58%, Due 3/19/2003.................................................................             20,000           20,008
  1.49%, Due 6/4/2003..................................................................             70,000           70,034
  1.56%, Due 6/18/2003.................................................................             25,000           25,022
                                                                                                                -----------
     TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES .......................                           1,372,110
                                                                                                                -----------
PROMISSORY NOTES - 5.53%
Goldman Sachs Group, LP, 1.37%, Due 3/28/2003..........................................            400,000          400,000
                                                                                                                -----------
     TOTAL PROMISSORY NOTES............................................................                             400,000
                                                                                                                -----------
FUNDING AGREEMENTS - 13.13%

VARIABLE RATE
General Electric Capital Assurance Company, (Note A)
  1.80%, Due 2/3/2003..................................................................            150,000          150,000
  1.50%, Due 12/2/2003.................................................................            250,000          250,000
Metropolitan Life Insurance Company, (Note A)
  1.79%, Due 7/18/2003.................................................................            135,000          135,000
  1.51%, Due 11/21/2003................................................................            195,000          195,000
                                                                                                                -----------
     TOTAL VARIABLE RATE...............................................................                             730,000
                                                                                                                -----------

FIXED RATE
Security Life of Denver, 1.52%, Due 1/17/2003..........................................            220,000          220,000
                                                                                                                -----------
     TOTAL FIXED RATE..................................................................                             220,000
                                                                                                                -----------
     TOTAL FUNDING AGREEMENTS..........................................................                             950,000
                                                                                                                -----------
ASSET-BACKED COMMERCIAL PAPER, 144A (Notes E and F) - 26.98%
Delaware Funding Corporation, 1.38%, Due 1/9/2003......................................            100,000           99,969
Edison Asset Securitization,
  1.69%, Due 2/14/2003.................................................................            295,000          294,391
  1.33%, Due 4/11/2003.................................................................            100,000           99,631
Golden Funding Corporation,
  1.37%, Due 1/24/2003.................................................................             39,569           39,534
  1.37%, Due 2/11/2003.................................................................             19,031           19,001
  1.37%, Due 2/20/2003.................................................................             25,185           25,137
Jupiter Asset Securitization Corporation,
  1.38%, Due 1/8/2003..................................................................            100,000           99,973
  1.35%, Due 1/10/2003.................................................................             93,642           93,610

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2002
================================================================================

                                                                                                   PAR
                                                                                                  AMOUNT           VALUE
                                                                                               -----------      -----------
                                                                                                   (DOLLARS IN THOUSANDS)
Kittyhawk Funding Corporation,
  1.39%, Due 1/14/2003.................................................................        $   133,288      $   133,221
  1.37%, Due 1/23/2003.................................................................             77,284           77,219
Long Lane Master Trust IV,
  1.42%, Due 1/6/2003..................................................................             34,785           34,778
  1.44%, Due 1/6/2003..................................................................             43,495           43,486
  1.41%, Due 1/7/2003..................................................................             17,777           17,773
  1.42%, Due 1/10/2003.................................................................             70,000           69,975
  1.42%, Due 1/16/2003.................................................................             35,000           34,979
  1.39%, Due 1/21/2003.................................................................             30,216           30,193
  1.39%, Due 1/29/2003.................................................................             15,050           15,034
  1.41%, Due 1/29/2003.................................................................              2,928            2,925
  1.40%, Due 1/31/2003.................................................................             27,700           27,668
Moat Funding LLC,
  1.85%, Due 1/24/2003.................................................................             22,300           22,274
Scaldis Capital LLC,
  1.40%, Due 1/24/2003.................................................................             30,000           29,973
  1.40%, Due 1/27/2003.................................................................             46,543           46,496
  1.40%, Due 1/28/2003.................................................................             11,495           11,483
  1.53%, Due 3/26/2003.................................................................             17,115           17,054
  1.51%, Due 4/11/2003.................................................................             73,459           73,151
  1.51%, Due 4/14/2003.................................................................             61,294           61,029
  1.51%, Due 4/17/2003.................................................................             17,547           17,469
Sigma Financial, Incorporated,
  1.34%, Due 1/10/2003.................................................................             10,800           10,796
  1.84%, Due 1/24/2003.................................................................             93,000           92,891
Stellar Funding Group, Incorporated,
  1.38%, Due 1/2/2003..................................................................             71,731           71,728
  1.38%, Due 1/3/2003..................................................................             55,910           55,906
  1.38%, Due 1/6/2003..................................................................             36,383           36,376
  1.37%, Due 1/30/2003.................................................................            146,875          146,713
                                                                                                                -----------
     TOTAL ASSET-BACKED COMMERCIAL PAPER...............................................                           1,951,836
                                                                                                                -----------
COMMERCIAL PAPER (NOTE F) - 3.03%
General Electric Capital Corporation,
  1.50%, Due 3/12/2003.................................................................             95,000           94,723
  1.32%, Due 4/15/2003.................................................................            125,000          124,523
                                                                                                                -----------
     TOTAL COMMERCIAL PAPER............................................................                             219,246
                                                                                                                -----------
MEDIUM-TERM NOTES - 18.70%

FIXED RATE
General Electric Capital Corporation, 7.00%, Due 2/3/2003..............................             11,500           11,556
                                                                                                                -----------
     TOTAL FIXED RATE..................................................................                              11,556
                                                                                                                -----------

VARIABLE RATE

American Honda Finance Corporation, 144A (Note E)
  1.40%, Due 2/25/2003.................................................................             70,000           70,000
  1.35%, Due 5/13/2003.................................................................            100,000          100,000
  1.37%, Due 5/14/2003.................................................................            200,000          200,000
  1.48%, Due 6/11/2003.................................................................             10,000           10,004
  1.40%, Due 11/26/2003................................................................             50,000           49,991
  1.62%, Due 12/5/2003.................................................................             15,000           15,031
Associates Corporation of North America, 1.86%, Due 5/8/2003...........................             46,505           46,553
Bank of America Corporation,
  1.84%, Due 7/7/2003..................................................................             53,000           53,024
Citigroup, Incorporated, 1.89%, Due 7/17/2003..........................................            190,000          190,151

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2002
================================================================================

                                                                                                   PAR
                                                                                                  AMOUNT           VALUE
                                                                                               -----------      -----------
                                                                                                   (DOLLARS IN THOUSANDS)
Credit Suisse First Boston,
   2.03%, Due 4/28/2003................................................................        $    25,000      $    25,017
   2.29%, Due 4/25/2003................................................................             95,200           95,346
   2.34%, Due 7/18/2003................................................................             13,200           13,238
General Electric Capital Corporation, 1.44%, Due 1/17/2004.............................            180,000          180,000
JP Morgan Chase and Company,
   1.90%, Due 1/30/2003................................................................             36,700           36,705
   1.53%, Due 2/28/2003................................................................             20,000           20,005
   1.51%, Due 3/14/2003................................................................             20,000           20,006
Morgan Stanley Dean Witter Company,
   1.62%, Due 2/21/2003................................................................             15,000           15,005
   1.61%, Due 3/6/2003.................................................................             10,000           10,004
Salomon Smith Barney Holdings,
   1.62%, Due 2/11/2003................................................................             41,300           41,312
   2.08%, Due 4/28/2003................................................................             40,500           40,538
   1.80%, Due 5/7/2003.................................................................             12,250           12,259
   1.72%, Due 6/6/2003.................................................................             20,000           20,030
   2.12%, Due 7/24/2003................................................................             17,000           17,031
   1.55%, Due 12/19/2003...............................................................             35,000           35,055
Wells Fargo & Company, 1.47%, Due 3/31/2003............................................             25,000           25,007
                                                                                                                -----------
      TOTAL VARIABLE RATE..............................................................                           1,341,312
                                                                                                                -----------
      TOTAL MEDIUM-TERM NOTES..........................................................                           1,352,868
                                                                                                                -----------
REPURCHASE AGREEMENTS (NOTES C and D) - 7.13%
Banc of America Securities, LLC, 1.26%, Due 1/2/2003...................................            215,000          215,000
Credit Suisse First Boston Corporation, 1.25%, Due 1/2/2003............................            221,076          221,076
UBS Securities, LLC, 1.27%, Due 1/2/2003...............................................             80,000           80,000
                                                                                                                -----------
      TOTAL REPURCHASE AGREEMENTS .....................................................                             516,076
                                                                                                                -----------
                                                                                                   SHARES
                                                                                               -----------
OTHER SHORT-TERM INVESTMENTS - 11.95%
AIM Liquid Assets......................................................................          1,906,273            1,906
Deutsche Cash Reserves.................................................................        100,000,000          100,000
Federated Prime Obligations Fund.......................................................        265,000,000          265,000
One Group Money Market Institutional Shares............................................        498,000,999          498,001
                                                                                                                -----------
      TOTAL OTHER SHORT-TERM INVESTMENTS...............................................                             864,907
                                                                                                                -----------
TOTAL INVESTMENTS - 105.41% (COST $7,627,043)..........................................                           7,627,043
                                                                                                                -----------
LIABILITIES, NET OF OTHER ASSETS - (5.41%).............................................                            (391,372)
                                                                                                                -----------
TOTAL NET ASSETS - 100%................................................................                         $ 7,235,671
                                                                                                                ===========

-----------------
Based on the cost of investments of $7,627,043 for federal income tax purposes at December 31, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.
(C) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at a tri-party bank. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.
(D) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00% - 6.50%, Due 12/1/2017 - 8/1/2032, Total Value $219,300; and at Chase
    Manhattan Bank and Trust for Credit Suisse First Boston Corporation, 2.75% - 6.50%, Due 8/15/04 - 12/16/05, Total Value - $225,501; and UBS Securities,
    LLC, 6.00% - 8.00%, Due 3/1/2032 -11/01/2032, Total Value - $81,605.
(E) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,396,862 or 33.13% of net assets.
(F) Rates associated with money market securities represent discount rate at time of purchase.

ABBREVIATIONS:

AB - Company
AG - Company
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002
================================================================================

                                                                                                   PAR
                                                                                                  AMOUNT           VALUE
                                                                                               -----------      -----------
                                                                                                   (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTES A and B) - 49.06%
Bank of America Securities, LLC, 1.26%, Due 1/2/2003....................................       $   105,000      $   105,000
Credit Suisse First Boston Corporation, 1.25%, Due 1/2/2003.............................            20,905           20,905
UBS Securities, LLC, 1.27%, Due 1/2/2003................................................           105,000          105,000
                                                                                                                -----------
      TOTAL REPURCHASE AGREEMENTS.......................................................                            230,905
                                                                                                                -----------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 41.49%
Federal Farm Credit Bank,
   Discount Note, 1.34%, Due 4/14/2003..................................................             3,044            3,032
   Discount Note, 1.32%, Due 5/1/2003...................................................            15,475           15,630
Federal Home Loan Bank,
   Discount Note, 1.27%, Due 1/2/2003 (Note C)..........................................            25,000           24,999
   Agency Note, 1.33%, Due 1/13/2003....................................................            10,000           10,012
   Agency Note, 1.76%, Due 12/8/2003, Callable 2/12/2003................................            15,000           15,000
   Floating Rate Note, 1.27%, Due 2/19/2003.............................................            20,000           20,000
   Discount Note, 1.34%, Due 7/17/2003 (Note C).........................................             2,100            2,085
Federal Home Loan Mortgage Corporation, (Note C)
   Discount Note, 1.80%, Due 1/8/2003...................................................            15,000           14,995
   Discount Note, 1.28%, Due 1/21/2003..................................................             5,921            5,917
   Discount Note, 1.24%, Due 1/28/2003..................................................            25,000           24,977
   Discount Note, 1.87%, Due 4/24/2003..................................................            10,000            9,941
   Discount Note, 1.32%, Due 5/15/2003..................................................             6,505            6,650
   Discount Note, 1.32%, Due 6/25/2003..................................................             5,000            4,968
   Discount Note, 1.76%, Due 7/17/2003..................................................            10,000            9,904
Federal National Mortgage Association, (Note C)
   Discount Note, 1.28%, Due 3/12/2003..................................................            12,337           12,306
   Discount Note, 1.67%, Due 8/22/2003..................................................            15,000           14,838
                                                                                                                -----------
      TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS..........................................                            195,254
                                                                                                                -----------
                                                                                                  SHARES
                                                                                                ----------
SHORT-TERM INVESTMENTS - 9.35%
AIM Government Money Market Fund........................................................        22,000,000           22,000
One Group Government Money Market Fund..................................................        22,000,000           22,000
                                                                                                                -----------
      TOTAL SHORT-TERM INVESTMENTS......................................................                             44,000
                                                                                                                -----------
TOTAL INVESTMENTS - 99.90% (COST $470,159)..............................................                            470,159
                                                                                                                -----------
OTHER ASSETS, NET OF LIABILITIES - 0.10%................................................                                478
                                                                                                                -----------
TOTAL NET ASSETS - 100%.................................................................                        $   470,637
                                                                                                                ===========

--------------------
Based on the cost of investments of $470,159 for federal income tax purposes at December 31, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at a tri-party bank. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.
(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 6.00% - 6.50%, Due 7/1/2017 - 12/1/2032, Total Value - $107,100; and at
    Chase Manhattan Bank and Trust for Credit Suisse First Boston Corporation, 6.50%, Due 8/15/2004, Total Value - $21,327; and UBS Securities, LLC, 6.00%, Due 4/1/2014 and 6.50% - 7.00%, Due 4/1/2009 - 4/1/2032, Total
     Value - $107,100.
(C) Rates represent discount rate.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002
================================================================================

                                                                                                   PAR
                                                                                                  AMOUNT           VALUE
                                                                                               -----------      -----------
                                                                                                   (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS - 89.89%
COMMERCIAL PAPER (NOTE A) - 11.86%
Florida Municipal Power Agency Notes, Series A (Initial Pooled Loan
   Project), 1.60%, Due 1/14/2003, LOC First Union National Bank........................       $     4,400      $     4,400
Montgomery County, Pennsylvania Industrial Development Authority, Pollution
   Control Revenue Refunding Bonds, Series 1994A (PECO Energy Company
   Project), 1.05%, Due 1/8/2003, LOC Bank One Illinois.................................             3,000            3,000
Montgomery County, Pennsylvania Industrial Development Pollution Control
   Revenue Bonds, Series 1996 (Peco Energy Project), 1.01%, Due 1/7/2003, LOC
   Canadian Imperial Bank of Commerce...................................................             1,400            1,400
Purdue University Dormitory System Tax Exempt Notes, Series 2000, 1.70%,
   Due 1/28/2003, LOC Wachovia..........................................................             3,000            3,000
Sarasota County Public Hospital District, Variable Rate Demand Hospital
   Revenue Bonds, Series A (Sarasota Memorial Hospital Project), 1.05%,
   Due 1/14/2003, LOC Suntrust Bank.....................................................             1,500            1,500
                                                                                                                -----------
     TOTAL COMMERCIAL PAPER.............................................................                             13,300
                                                                                                                -----------
TAX AND REVENUE ANTICIPATION NOTES (NOTE A) - 5.40%
State of Texas Tax and Revenue Anticipation Notes, 2.75%, Due 8/29/2003.................             6,000            6,051
                                                                                                                -----------
     TOTAL TAX AND REVENUE ANTICIPATION NOTES...........................................                              6,051
                                                                                                                -----------
DEMAND OBLIGATIONS (NOTE A) - 72.63%
FIXED RATE - 1.26%
School District of Palm Beach County, Florida, General Obligation Refunding
   Bonds, Fixed Rate, Series 2002A, 3.50%, Due 8/1/2003, Bond Insurance - FGIC..........             1,400            1,414
                                                                                                                -----------
     TOTAL FIXED RATE...................................................................                              1,414
                                                                                                                -----------
VARIABLE RATE - 71.37%

ALABAMA - 0.62%
Industrial Development Board of Phenix City, Alabama, Enviromental Improvement
   Revenue Bonds, Series 1993A (Mead Coated Board Project), 1.69%, Due 6/1/2028,
   LOC Toronto Dominion Bank............................................................               700              700
                                                                                                                -----------
     TOTAL ALABAMA......................................................................                                700
                                                                                                                -----------

COLORADO - 2.94%
Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984 (Ute
   Electric Company Project), Bond Insurance - Ambac Assurance Corporation,
   1.80%, Due 7/1/2010, SPA Societe Generale............................................             3,300            3,300
                                                                                                                -----------
     TOTAL COLORADO.....................................................................                              3,300
                                                                                                                -----------

FLORIDA - 4.37%
Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds,
   Series 2001 (University Cove Apartment Project), 1.70%, Due 6/15/2034,
   LOC Southtrust Bank, NA..............................................................             4,900            4,900
                                                                                                                -----------
     TOTAL FLORIDA......................................................................                              4,900
                                                                                                                -----------

GEORGIA - 3.05%
Clayton County, Georgia Housing Authority, Series B (Kimberly Forest
   Apartments Project), Bond Insurance - Financial Security Assurance, 1.60%,
   Due 1/1/2021, SPA Societe Generale...................................................               915              915
Urban Residential Finance Authority of the City of Atlanta, Georgia Multifamily
   Housing Revenue Bonds, Series 1996 (New Community at East Lake Phase I Project),
   1.65%, Due 11/1/2028, LOC Bank of America Corporation................................             2,500            2,500
                                                                                                                -----------
     TOTAL GEORGIA......................................................................                              3,415
                                                                                                                -----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2002
================================================================================

                                                                                                   PAR
                                                                                                  AMOUNT           VALUE
                                                                                               -----------      -----------
                                                                                                   (DOLLARS IN THOUSANDS)
ILLINOIS - 3.14%
Illinois Development Finance Authority Revenue Bonds, Series
   1995B (Royal Continental Box Project), 1.68%, Due 4/1/2010, LOC
   LaSalle Bank, NA.....................................................................       $      2,450     $     2,450
Solid Waste Disposal Facility Revenue Bonds for the County of Lake,
   Illinois, Series 1996 (Countryside Landfill Inc. Project), 1.70%,
   Due 4/1/2021, LOC JP Morgan Chase Bank...............................................              1,070           1,070
                                                                                                                -----------
    TOTAL ILLINOIS......................................................................                              3,520
                                                                                                                -----------
INDIANA - 3.21%
City of Elkhart, Indiana Industrial Development Authority Revenue
   Bonds, Series 2002 (KibbeChem, Inc. Project), 1.68%, Due 6/1/2027,
   LOC LaSalle Bank, NA.................................................................             2,600            2,600
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds,
   Series 1989 (ND-Tech Corporation Project), 1.65%, Due 7/1/2009,
   LOC Societe Generale.................................................................             1,000            1,000
                                                                                                                -----------
    TOTAL INDIANA.......................................................................                              3,600
                                                                                                                -----------
KENTUCKY -1.43%
County of Carroll, Kentucky, Solid Waste Disposal Revenue Bonds,
   Series 2001 (North American Stainless, LLC Project), 1.60%,
   Due 5/1/2031, LOC Fifth Third Bank...................................................             1,600            1,600
                                                                                                                -----------
    TOTAL KENTUCKY......................................................................                              1,600
                                                                                                                -----------
LOUISIANA - 1.42%
Calcasieu Parish Public Trust Authority, Waste Disposal Revenue
   Bonds, Series 1997 (WPT Corporation Project), 1.70%, Due 12/1/2027,
   LOC JP Morgan Chase Bank.............................................................             1,589            1,589
                                                                                                                -----------
    TOTAL LOUISIANA.....................................................................                              1,589
                                                                                                                -----------
MAINE - 5.35%
Finance Authority of Maine Revenue Bonds, Series 2002 (Jackson
   Laboratory Project), 1.60%, Due 7/1/2031, LOC Fleet National Bank....................             6,000            6,000
                                                                                                                -----------
    TOTAL MAINE.........................................................................                              6,000
                                                                                                                -----------
MICHIGAN - 6.87%
Michigan Higher Education Student Loan Authority Revenue Bonds,
   Bond Insurance - Ambac Assurance Corporation, Series XII-X, 1.65%,
   Due 9/1/2031, SPA Lloyds.............................................................             3,700            3,700
Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds,
   Series 1990 (Grayling Generating Station Project), 1.60%,
   Due 1/1/2014, LOC Barclays Bank, PLC.................................................             4,000            4,000
                                                                                                                -----------
    TOTAL MICHIGAN......................................................................                              7,700
                                                                                                                -----------
MISSOURI - 1.34%
Industrial Development Authority of Saint Charles, Missouri Revenue
   Bonds, Series 1997 (Moson Holdings/Eclochen, Inc. Project), 1.65%,
   Due 10/1/2012, LOC Bank of America Corporation.......................................             1,500            1,500
                                                                                                                -----------
    TOTAL MISSOURI......................................................................                              1,500
                                                                                                                -----------
OHIO - 1.52%
Ohio Water Development Authority, Environmental Improvement Revenue
   Bonds, Series 2000B (Waste Management, Incorporated, Project), 1.75%,
   Due 7/1/2020, LOC Fleet National Bank................................................             1,700            1,700
                                                                                                                -----------
    TOTAL OHIO..........................................................................                              1,700
                                                                                                                -----------
OKLAHOMA - 4.16%
Claremore Industrial and Redevelopment Authority, Development Revenue
   Bonds, Series 2001 (Whirlwind Steel Buildings, Inc. Project), 1.65%,
   Due 9/1/2019, LOC JP Morgan Chase Bank...............................................             4,665            4,665
                                                                                                                -----------
    TOTAL OKLAHOMA......................................................................                              4,665
                                                                                                                -----------
OREGON - 3.57%
Gilliam County, Oregon Solid Waste Disposal Revenue Bonds,
   Series 2002 (Waste Management, Inc. Project), 1.60%, Due 7/1/2029,
   LOC JP Morgan Chase Bank.............................................................             4,000            4,000
                                                                                                                -----------
    TOTAL OREGON........................................................................                              4,000
                                                                                                                -----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2002
================================================================================

                                                                                                   PAR
                                                                                                  AMOUNT           VALUE
                                                                                               -----------      -----------
                                                                                                   (DOLLARS IN THOUSANDS)
PENNSYLVANIA - 4.89%
Berks County Industrial Development Authority Manufacturing Facilities Revenue
   Bonds, Series 1995 (Grafika Commerial Printing Inc.), 1.70%, Due 9/1/2010,
   LOC First Union National Bank........................................................       $     1,485      $     1,485
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority
   Commercial Development Bonds (William Penn Plaza Project), 1.50%,
   Due 12/1/2016, LOC PNC Bank, NA......................................................             1,000            1,000
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
   Bonds, Series 2001A (Reliant Energy - Seward, LLC Project), 1.60%,
   Due 12/1/2036, LOC Westdeutsche Landesbank...........................................             3,000            3,000
                                                                                                                -----------
     TOTAL PENNSYLVANIA.................................................................                              5,485
                                                                                                                -----------
SOUTH CAROLINA - 1.52%
South Carolina JOBS Economic Development Authority Revenue Bonds,
   Series 1998 (Klockner Namasco Corporation Project), 1.65%, Due 4/1/2008,
   LOC Bayeriche Landesbank.............................................................             1,700            1,700
                                                                                                                -----------
     TOTAL SOUTH CAROLINA...............................................................                              1,700
                                                                                                                -----------
TEXAS - 12.58%
Brazos Harbor Industrial Development Corporation Solid Waste Disposal Revenue
   Bonds, Series 2002 (Republic Waste Services of Texas, Ltd. Project), 1.65%,
   Due 12/1/2024, LOC Bank of America Corporation.......................................             7,000            7,000
Gulf Coast Waste Disposal Authority (Texas), Enviromental Facilities Revenue
   Bonds, Series 2002 (Waste Corporation of Texas, L.P. Project), 1.75%,
   Due 9/1/2022, LOC - Wells Fargo Texas................................................             3,000            3,000
Mansfield, Texas Industrial Development Corporation Revenue Bonds,
   Series 1986 (Pier 1 Imports - Texas Incorporated Project), 1.68%,
   Due 11/1/2026, LOC Bank One, Texas, NA...............................................             4,100            4,100
                                                                                                                -----------
     TOTAL TEXAS........................................................................                             14,100
                                                                                                                -----------
VERMONT - 1.25%
Vermont Industrial Development Authority, Series 1990 (Ryegate Project),
   1.64%, Due 12/1/2015, LOC ABN/AMRO Holding, N.V......................................             1,400            1,400
                                                                                                                -----------
     TOTAL VERMONT......................................................................                              1,400
                                                                                                                -----------
WASHINGTON - 4.57%
Pierce County, Washington Economic Development Corporation Dock & Wharf Facilities
   Revenue Bonds, Series 1995 (SCS Industries Project), 1.65%, Due 7/1/2030,
   LOC Bank of Nova Scotia..............................................................             3,585            3,585
Pierce County, Washington Economic Development Corporation Revenue
   Bonds, Series 1994 (T.C. Products Incorporated Project), 1.65%,
   Due 10/1/2014, LOC First Union National Bank.........................................             1,535            1,535
                                                                                                                -----------
     TOTAL WASHINGTON...................................................................                              5,120
                                                                                                                -----------
WISCONSIN - 3.57%
City of Whitewater, Wisconsin Industrial Development Revenue Bonds,
   Series 1989 (MacLean- Fogg Company Project), 1.65%, Due 12/1/2009,
   LOC Bank of America Corporation......................................................             1,000            1,000
City of Whitewater, Wisconsin, Variable/Fixed Rate Demand Industrial Development
   Revenue Bonds, Series 1997 (HUSCO International, Incorporated Project), 1.68%,
   Due 12/1/2012, LOC LaSalle Bank, NA..................................................             3,000            3,000
                                                                                                                -----------
     TOTAL WISCONSIN....................................................................                              4,000
                                                                                                                -----------
     TOTAL VARIABLE RATE................................................................                             79,994
                                                                                                                -----------
     TOTAL DEMAND OBLIGATIONS...........................................................                             81,408
                                                                                                                -----------
     TOTAL MUNICIPAL OBLIGATIONS........................................................                            100,759
                                                                                                                -----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2002
================================================================================

                                                                                                 SHARES            VALUE
                                                                                               -----------      -----------
                                                                                                   (DOLLARS IN THOUSANDS)
OTHER INVESTMENTS - 9.92%
ACM Institutional Reserves Tax-Free Portfolio...........................................           882,501      $       883
Dreyfus Municipal Cash Management Plus..................................................                76                -
Federated Municipal Obligations Fund....................................................         4,995,385            4,995
Provident Muni Cash Fund................................................................         5,258,197            5,258
                                                                                                                -----------
         TOTAL OTHER INVESTMENTS........................................................                             11,136
                                                                                                                -----------
TOTAL INVESTMENTS (NOTE A) - 99.81% (COST $111,895).....................................                            111,895
                                                                                                                -----------
OTHER ASSETS, NET OF LIABILITIES - 0.19%................................................                                215
                                                                                                                -----------
TOTAL NET ASSETS - 100%.................................................................                        $   112,110
                                                                                                                ===========

--------------------
Based on the cost of investments of $111,895 for federal income tax purposes at December 31, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NV - Company
SPA - Support Agreement

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002
================================================================================

                                                                                      U.S. GOVERNMENT      MUNICIPAL
                                                                     MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                     ============     ===============     ============
                                                                                 (IN THOUSANDS, EXCEPT SHARE
                                                                                    AND PER SHARE AMOUNTS)
ASSETS:
   Investments in securities at value (cost - $7,110,967;
      $239,254, $111,895, respectively).........................      $7,110,967          $239,254          $111,895
   Repurchase agreements (cost - $516,076; $230,905; $0,
      respectively).............................................         516,076           230,905                 -
   Cash.........................................................           1,314                 -                 -
   Dividends and interest receivable............................           8,317               517               233
                                                                      ----------          --------          --------
          TOTAL ASSETS..........................................       7,636,674           470,676           112,128
                                                                      ----------          --------          --------
LIABILITIES:
   Payable for investments purchased............................         400,000                 -                 -
   Management and investment advisory fees payable (Note 2).....             775                32                11
   Other liabilities............................................             228                 7                 7
                                                                      ----------          --------          --------
          TOTAL LIABILITIES.....................................         401,003                39                18
                                                                      ----------          --------          --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS........      $7,235,671          $470,637          $112,110
                                                                      ==========          ========          ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002
================================================================================

                                                                                      U.S. GOVERNMENT      MUNICIPAL
                                                                     MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                     ============     ===============     ============
                                                                                        (IN THOUSANDS)
INVESTMENT INCOME:
    Interest income............................................       $  175,633          $  7,319          $  1,801
                                                                      ----------          --------          --------
          TOTAL INVESTMENT INCOME..............................          175,633             7,319             1,801
                                                                      ----------          --------          --------
EXPENSES:
    Management and investment advisory fees (Note 2)...........            9,133               399               120
    Custodian fees.............................................              326                57                22
    Professional fees..........................................              130                 4                 -
    Other expenses.............................................              187                19                 3
                                                                      ----------          --------          --------
          TOTAL EXPENSES.......................................            9,776               479               145
                                                                      ----------          --------          --------
NET INVESTMENT INCOME..........................................          165,857             6,840             1,656
                                                                      ----------          --------          --------
REALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments...........................                6                34                 -
                                                                      ----------          --------          --------
          NET GAIN ON INVESTMENTS..............................                6                34                 -
                                                                      ----------          --------          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........       $  165,863          $  6,874          $  1,656
                                                                      ==========          ========          ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                      U.S. GOVERNMENT               MUNICIPAL
                                                           MONEY MARKET                 MONEY MARKET               MONEY MARKET
                                                   ============================   =========================   =====================
                                                           YEAR ENDED                   YEAR ENDED                 YEAR ENDED
                                                           DECEMBER 31,                 DECEMBER 31,               DECEMBER 31,
                                                   ============================   =========================   =====================
                                                        2002           2001          2002          2001         2002        2001
                                                   -------------   ------------   -----------   -----------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS:                                                   (IN THOUSANDS)
OPERATIONS:
   Net investment income........................   $     165,857   $    393,466   $     6,840   $    10,024   $   1,656   $   3,299
   Net realized gain on investments.............               6          1,556            34            66           -           -
                                                   -------------   ------------   -----------   -----------   ---------   ---------
         TOTAL INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS.....................         165,863        395,022         6,874        10,090       1,656       3,299
                                                   -------------   ------------   -----------   -----------   ---------   ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
   Contributions................................     106,944,248     72,574,660     2,200,353     1,074,932     204,033     178,329
   Withdrawals..................................    (108,139,347)   (69,694,620)   (2,032,412)   (1,001,453)   (191,801)   (215,741)
                                                   -------------   ------------   -----------   -----------   ---------   ---------
         NET INCREASE (DECREASE) IN NET ASSETS
            RESULTING FROM TRANSACTIONS IN
            INVESTORS' BENEFICIAL INTERESTS.....      (1,195,099)     2,880,040       167,941        73,479      12,232     (37,412)
                                                   -------------   ------------   -----------   -----------   ---------   ---------
         NET INCREASE (DECREASE) IN NET ASSETS..      (1,029,236)     3,275,062       174,815        83,569      13,888     (34,113)
                                                   -------------   ------------   -----------   -----------   ---------   ---------
NET ASSETS:
   Beginning of period..........................       8,264,907      4,989,845       295,822       212,253      98,222     132,335
                                                   -------------   ------------   -----------   -----------   ---------   ---------
   END OF PERIOD................................   $   7,235,671   $  8,264,907   $   470,637   $   295,822   $ 112,110   $  98,222
                                                   =============   ============   ===========   ===========   =========   =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                                                               MONEY MARKET
                                                   ====================================================================
                                                                                      TWO MONTHS         YEAR ENDED
                                                      YEAR ENDED DECEMBER 31,           ENDED            OCTOBER 31,
                                                   =============================     DECEMBER 31,     =================
                                                   2002        2001        2000          1999         1999        1998
                                                  ------      ------      ------     ------------    ------      ------
Total Return....................................   1.81%       4.30%        N/A           N/A          N/A         N/A
Ratios to average net assets:
   Expenses.....................................   0.11%       0.11%       0.11%         0.11%        0.11%       0.16%
   Net investment income........................   1.81%       3.95%       6.40%         5.77%        5.11%       5.56%

--------------------------------------------------------------------------------

=======================================================================
                   U.S. GOVERNMENT MONEY MARKET
=======================================================================
                                 TWO MONTHS            YEAR ENDED
  YEAR ENDED DECEMBER 31,          ENDED               OCTOBER 31,
===========================     DECEMBER 31,     ======================
 2002     2001        2000         1999            1999          1998
------   ------      ------     ------------     --------      --------
 1.74%    4.24%        N/A          N/A            N/A            N/A

 0.12%    0.11%       0.13%        0.12%          0.12%          0.17%
 1.71%    3.99%       6.27%        5.67%          4.89%          5.45%

                    MUNICIPAL MONEY MARKET
=======================================================================
                                 TWO MONTHS            YEAR ENDED
  YEAR ENDED DECEMBER 31,          ENDED               OCTOBER 31,
===========================     DECEMBER 31,     ======================
 2002     2001        2000         1999            1999          1998
------   ------      ------     ------------     --------      --------
 1.39%    2.71%        N/A          N/A            N/A            N/A

 0.12%    0.13%       0.13%        0.14%          0.15%          0.19%
 1.39%    2.71%       4.05%        3.69%          3.13%          3.55%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2002
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2002
================================================================================

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .10% of the average daily net assets of each of the Portfolios.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2002, the cost of air transportation was not material to any of the Funds.

3.   SUBSEQUENT EVENT

     During the period January 1, 2003 through February 14, 2003, the U.S. Government Money Market Portfolio and the Municipal Money Market Portfolio experienced net redemptions of approximately $140.2 million and $64.7 million, respectively.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST
(Unaudited)
================================================================================

     The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                              POSITION, TERM OF
                              OFFICE AND LENGTH
                               OF TIME SERVED                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH EACH TRUST                              AND CURRENT DIRECTORSHIPS
---------------------         -----------------                   -------------------------------------------
INTERESTED TRUSTEES
                                    TERM
                                    ----
                               Lifetime of Trust
                                until removal,
                                resignation or
                                 retirement*

William F. Quinn** (55)          Trustee and        President, AMR Investment Services, Inc. (1986-Present); Chairman,
                                 President of       American Airlines Federal Credit Union (1989-Present); Director, Crescent
                              AAdvantage Trust      Real Estate Equities, Inc. (1994-Present); Director, MW Pritchard, Hubble
                                 since 1987         & Herr, LLC (2001-Present); Member, Southern Methodist University
                                and AMR Trust       Endowment Fund Investment Committee (1996-Present); Member,
                                  since 1995        Southern Methodist University Cox School of Business Advisory Board
                                                    (1999-Present); Member, New York Stock Exchange Pension Manager
                                                    Committee (1997-1998, 2000-Present); Trustee, American AAdvantage
                                                    Select Funds (1999-Present).

Alan D. Feld** (66)           Trustee since 1996    Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present);
                                                    Director, Clear Channel Communications (1984-Present); Trustee,
                                                    CenterPoint Properties (1994-Present); Trustee, American AAdvantage
                                                    Select Funds (1999-Present).

NON-INTERESTED TRUSTEES
                                    TERM
                                    ----
                               Lifetime of Trust
                                until removal,
                                resignation or
                                 retirement*

Stephen D. O'Sullivan (67)        Trustee of        Consultant (1994-Present); Trustee, American AAdvantage Select Funds
                              AAdvantage Trust      (1999-Present).
                                  since 1987
                               and AMR Trust
                                  since 1995

R. Gerald Turner (57)         Trustee since 2001    President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                            ChemFirst (1986-Present); Director, J.C. Penney Company, Inc. (1996-Present);
Southern Methodist Univ.                            Director, California Federal Preferred Capital Corp. (2001-Present); Member,
Dallas, Texas 75275                                 United Way of Dallas Board of Directors; Member, Salvation Army of Dallas
                                                    Board of Directors; Member, Methodist Hospital Advisory Board; Member, Knight
                                                    Commission on Intercollegiate Athletics; Member, National Association of
                                                    Independent Colleges and Universities Board of Directors; Trustee, American
                                                    AAdvantage Select Funds (2001-Present).

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                                       36

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST - CONTINUED
(Unaudited)
================================================================================

                              POSITION, TERM OF
                              OFFICE AND LENGTH
                               OF TIME SERVED                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH EACH TRUST                             AND CURRENT DIRECTORSHIPS
---------------------         -----------------                   -------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)
Kneeland Youngblood (47)      Trustee since 1996    Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                  (1998-Present); Trustee, The Hockaday School (1997-Present); Director,
Suite 1740 Dallas,                                  Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
Texas 75201                                         Relations (1995-Present); Director, Just For the Kids (1995-Present);
                                                    Director, L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement
                                                    System of Texas (1993-1999); Director, United States Enrichment
                                                    Corporation (1993-1998); Director, Starwood Financial Trust (1998-2001);
                                                    Trustee, American AAdvantage Select Funds (1999-Present).
OFFICERS
                                   TERM
                                   ----
                                 One Year

Nancy A. Eckl (40)            VP of AAdvantage      Vice President, Trust Investments, AMR Investment Services, Inc.
                               Trust since 1990     (1990-Present).
                               and AMR Trust
                                 since 1995

Michael W. Fields (49)        VP of AAdvantage      Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                               Trust since 1989     (1988-Present).
                               and AMR Trust
                                 since 1995

Barry Y. Greenberg (39)        VP and Assistant     Vice President, Legal and Compliance, AMR Investment Services, Inc.
                               Secretary since      (1995-Present).
                                    1995

Rebecca L. Harris (36)         Treasurer since      Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                    1995

John B. Roberson (44)         VP of AAdvantage      Vice President, Director of Sales, AMR Investment Services, Inc.
                               Trust since 1989     (1991-Present).
                               and AMR Trust
                                 since 1995

Robert J. Zutz (50)            Secretary since      Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW          1998
2nd Floor
Washington, D.C. 20036

--------------------
 * The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust and AMR Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust's and AMR Trust's investment advisers.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
PRIVACY POLICY
(Unaudited)
================================================================================

The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

o  information we receive from you on applications or other forms;

o  information about your transactions with us or our service providers; and

o  information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic information, we maintain safeguards that comply with federal standards.

                             See accompanying notes
--------------------------------------------------------------------------------

                                [LOGO OF EAGLE]

--------------------------------------------------------------------------------

                                [LOGO OF EAGLE]

--------------------------------------------------------------------------------

                                  AMERICAN
                             AADVANTAGE FUNDS(R)

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report, and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. They will begin sending you individual copies thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

       [PHOTO OF KEYBOARD]                           [PHOTO OF MOUSE]

            BY E-MAIL:                               ON THE INTERNET:
  American AAdvantage.Funds@aa.com         Visit our website at www.aafunds.com

--------------------------------------------------------------------------------

          [PHOTO OF TELEPHONE]                   [PHOTO OF LETTER BOX]

              BY TELEPHONE:                             BY MAIL:

                                                                    Institutional Class
 Institutional Class            PlanAhead Class(R)                   Platinum Class(sm)             PlanAhead Class(R)
 -------------------            ---------------                      --------------                 ---------------
 Call (800) 658-5811            Call (800) 388-3344              American AAdvantage Funds         American AAdvantage Funds
                                                                  P.O. Box 619003, MD 2450             P.O. Box 219643
 Platinum Class(sm)                                              DFW Airport, TX 75261-9003       Kansas City, MO 64121-9643
 --------------
Call (800) 967-9009

FUND SERVICE PROVIDERS:

CUSTODIAN                        TRANSFER AGENT                          INDEPENDENT AUDITORS      DISTRIBUTOR
STATE STREET BANK AND TRUST      NATIONAL FINANCIAL DATA SERVICES        ERNST & YOUNG LLP         SWS FINANCIAL SERVICES
Boston, Massachusetts            Kansas City, Missouri                   Dallas, Texas             Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

================================================================================

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class and American AAdvantage Money Market Fund are registered service marks of AMR Investment Services, Inc. Platinum Class, American AAdvantage U.S. Government Money Market Fund, and American AAdvantage Municipal Money Market Fund are service marks of AMR Investment Services, Inc.

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